Initial Public Offering - Additional Information (Details) - USD ($)		4 Months Ended	6 Months Ended
	Oct. 23, 2020	Dec. 31, 2020	Jun. 30, 2021
Payment of stock issue costs		$ 8,473,880
Description of public warrant		Each Unit consists of one share of Class A common stock, and one-third of one redeemable warrant	Each Unit consists of one share of Class A common stock, and one-third of one redeemable warrant
Class A Common Stock
Warrant exercisable number of shares		1	1
Share price		$ 11.50	$ 11.50
Initial Public Offering
Stock issue price	$ 10.00
Proceeds from issue of stock	$ 402,500,000
Payment of stock issue costs	22,800,000
Payment of deferred underwriting commissions	$ 14,100,000
Initial Public Offering | Class A Common Stock
Number of shares issued	40,250,000
Over-Allotment Option
Number of shares issued	5,250,000
Over-Allotment Option | Class A Common Stock
Number of shares issued	5,250,000
Number of shares issued	5,250,000	5,250,000